UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                                     811-06719

BB&T Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor Raleigh, NC 27601-0575
(Address of principal executive offices) (Zip code)

Keith F. Karlawish, President BB&T Funds 434 Fayetteville Street Mall, 5th Floor Raleigh, NC 27601-0575
(Name and address of agent for service)

Registrant’s telephone number, including area code:                                (800) 228-1872

Date of fiscal year end:                                       December 31

Date of reporting period:                                 December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

EQUITY  INDEX  FUND

CLASS	A	SHARES
CLASS	B	SHARES
CLASS	C	SHARES
INSTITUTIONAL CLASS SHARES

DECEMBER 31, 2007

LETTER FROM THE PRESIDENT AND THE INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to present this annual report for the BB&T Equity Index Fund, covering the 12-month period through December 31, 2007 (the “Period”). Domestic equity markets, as measured by the S&P 500® 1, posted a modest 5.49% return for the year despite high levels of volatility. The Fund gained 4.74% (Institutional Class Shares).

During the first half of the Period, equity markets benefited from global economic expansion and ongoing strong merger activity. Although corporate earnings levels slowed, they continued to exceed many analysts’ expectations, further fueling market strength. A weakening housing market and associated concerns surrounding the sub-prime mortgage market were the apparent triggers for a brief pullback in February, but equity markets quickly resumed their upward climb until late July.

Late in the Summer, however, the problems associated with the sub-prime mortgage market led to a credit crisis. Credit conditions tightened as banks, mortgage lenders, and companies that securitize sub-prime loans reported substantial losses. Tighter credit standards threatened the supply of liquidity that had fueled market growth, so the credit crunch pressured the stock market. Signs of a slowing economy also placed an additional strain on market strength.

In an effort to relieve pressure, the Federal Reserve Board (the “Fed”) in September began a series of interest rate cuts. The reductions in the Federal Funds rate represented the first change in that target short- term interest rate since June, 2006, when the Fed made the last in a series of rate increases. By the end of the reporting period, the Fed had cut the Federal Funds rate three times, from 5.25% to 4.25%. Although the Fed’s actions appeared to help alleviate concerns surrounding the economy and the markets, volatility levels remained high through the end of the year.

In this environment, larger-capitalization stocks maintained market leadership over smaller-capitalization stocks, as investors tended to seek relative safety in shares of larger companies. Growth-oriented companies outpaced value-related shares across all market capitalizations.

Thank you for selecting the BB&T Equity Index Fund (the “Fund”). We look forward to serving your investment needs during the months and years ahead.

Sincerely,

Keith F. Karlawish, CFA

President

BB&T Funds

Jeffrey J. Schappe, CFA

Chief Investment Officer

BB&T Asset Management, Inc.

[1]

“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. BB&T Asset Management, Inc., a wholly owned subsidiary of BB&T Corporation, serves as investment adviser to the BB&T Funds and is paid a fee for its services. Shares of the BB&T Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds are distributed by BB&T AM Distributors, Inc. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

BB&T EQUITY INDEX FUND

MASTER PORTFOLIO MANAGER

Barclays Global Fund Advisors, a subsidiary of Barclays Global Investors,

N.A. (S&P 500® Index Master Portfolio)

BB&T Asset Management, Inc. (BB&T Equity Index Fund)

Unlike many traditional, actively managed investment funds, there is no single portfolio manager who makes investment decisions for the BB&T Equity Index Fund. Instead, the Fund invests substantially all of its assets in the S&P 500® Index Master Portfolio which is managed by a team of investment professionals from Barclays, who use a specially designed software program to maintain a close match to the characteristics of the S&P 500® Index.

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

The performance of the Fund is expected to be lower than that of the S&P 500® Index because of Fund fees and expenses.

PORTFOLIO MANAGERS’ PERSPECTIVE

“Investing in an index fund such as ours is based on the belief that it’s very difficult to ‘beat the market’ on a consistent basis. Our approach, then, is to take advantage of the stock market’s long-term growth potential, while managing costs, to help shareholders potentially build wealth over time. We believe the Fund is an excellent diversification tool for novice and experienced investors alike, and can serve as the foundation of most equity investors’ asset allocation strategies.”

Q. How did the Fund perform during the 12-month period between January 1, 2007 and December 31, 2007?

A. The Fund gained 4.74% (Institutional Class Shares) compared to a 5.49% return for S&P 500® index.

Q. What factors affected the Fund’s performance?

A. The Fund seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the S&P 500®. Domestic equity markets, as represented by the index, delivered modest gains for the reporting period despite high levels of volatility. The Fund trailed the index slightly due to the effect of management fees and expenses.†

Most sectors in the index posted positive performance during 2007. The energy sector was the strongest contributor to the performance of the Fund and its index, benefiting from oil prices that reached nearly $100 per barrel during the period. The information technology sector also delivered gains, driven in part by consumer-related technology companies that introduced popular products during the year. The consumer staples sector, which consists of companies that tend to fare relatively well in a slowing economic environment, delivered modest gains, as did the industrial sector.†

Financial services stocks declined, in the aggregate, as defaulting sub-prime loans resulted in large write-downs and a weak earnings outlook for the sector. The consumer discretionary sector also declined modestly, as consumer spending power was weakened by higher energy prices and the decline in the housing market.†

†	The composition of the Master Portfolio is subject to change.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.bbtfunds.com.

BB&T EQUITY INDEX FUND

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.bbtfunds.com.

[1]

The Fund is measured against the S&P 500® Index, an unmanaged index which is generally considered to be representative of the performance of the stock market as a whole. Performance data for the S&P 500® Index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[2]

The performance of the BB&T Equity Index Fund prior to its commencement date on 9/11/00 is based on the historical performance of the “master portfolio,” which commenced operations on 7/2/93. The performance shown reflects the reinvestment of all dividend and capital gains distributions but does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or redemptions. The performance has been adjusted to reflect the deduction of fees for services associated with the Fund, such as investment management and fund accounting fees.

[3]	Performance for Class C Shares prior to their inception date on 5/1/01 is based on the historical performance of Class B Shares and has been adjusted for the maximum CDSC applicable to Class C Shares.

[4]	Performance for Institutional Class Shares prior to their inception date on 5/1/07 is based on historical performance of Class A Shares.

A portion of the Fund’s fees have been reduced. If the fees had not been reduced, the Fund’s total return would have been lower.

Portfolio Holdings Summary

(Unaudited)

Investment Type	% of Investment
S&P 500 Index Master Portfolio	100.00%

Total	100.00%

For a summary of the S&P 500 Index Master Portfolio holdings, please see the accompanying financial statements of the Master Portfolio.

Expense Examples (Unaudited)

As a shareholder of the BB&T Equity Index Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and sales and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07	Annualized Expense Ratio During Period 7/1/07 - 12/31/07
BB&T Equity Index Fund	Class A	$1,000.00	$983.40	$3.15	0.63%
	Class B	1,000.00	979.40	6.98	1.40%
	Class C	1,000.00	979.70	6.99	1.40%
	Institutional Class	1,000.00	984.80	2.05	0.41%

*	Expenses are equal to the Fund’s annualized expense ratios during the period, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchases. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period* 7/1/07 - 12/31/07	Annualized Expense Ratio During Period 7/1/07 - 12/31/07
BB&T Equity Index Fund	Class A	$1,000.00	$1,022.35	$3.21	0.63%
	Class B	1,000.00	1,018.50	7.12	1.40%
	Class C	1,000.00	1,018.50	7.12	1.40%
	Institutional Class	1,000.00	1,023.62	2.09	0.41%

*	Expenses are equal to the Fund’s annualized expense ratios during the period, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

BB&T FUNDS

Equity Index Fund

Statement of Assets and Liabilities
December 31, 2007
Assets:
Investment in S&P 500 Index Master Portfolio, at value ( See Note 1)	$118,383,578
Receivable for capital shares issued	8,927
Prepaid expenses	8

Total Assets	118,392,513

Liabilities:
Distributions payable	9,503
Payable for capital shares redeemed	491,791
Accrued expenses and other payables:
Administration fees	8,526
Compliance service fees	407
Distribution fees	18,289
Professional fees	29,105
Other	21,701

Total Liabilities	579,322

Net Assets:
Capital	$92,769,214
Distributions in excess of net investment income	(4,929)
Accumulated realized loss from investment transactions	(8,758,868)
Net unrealized appreciation on investments	33,807,774

Net Assets	$117,813,191

Net Assets
Class A Shares	$30,844,557
Class B Shares	13,278,839
Class C Shares	308,181
Institutional Class Shares	73,381,614

Total	$117,813,191

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):
Class A Shares	3,130,430
Class B Shares	1,372,585
Class C Shares	31,576
Institutional Class Shares	7,482,968

Total	12,017,559

Net Asset Value
Class A Shares — redemption price per share	$9.85
Class B Shares — offering price per share*	9.67
Class C Shares — offering price per share*	9.76
Institutional Class Shares — offering and redemption price per share	9.81

Maximum Sales Charge — Class A Shares	5.75%

Maximum Offering Price (100%/(100% – Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share — Class A Shares	$10.45

*	Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended December 31, 2007
Net Investment Income Allocated from Master Portfolio:
Dividend income	$2,330,447	(a)
Interest income	148,063	(a)
Securities lending income	25,035	(a)
Expenses (b)	(64,373	)(a)

Net Investment Income Allocated from Master Portfolio	2,439,172

Expenses:
Distribution fees — Class A Shares	417,702
Distribution fees — Class B Shares	143,422
Distribution fees — Class C Shares	3,041
Administration fees	122,103
Printing fees	79,993
Professional fees	71,095
Transfer agent fees	40,961
Fund accounting fees	40,821
Registration fees	16,311
Custodian fees	6,232
Trustees fees	5,145
Compliance service fees	1,583
Insurance expense	430
Other	13,827

Gross expenses	962,666
Less expenses waived by the Administrator	(2,610)
Less expenses waived by the Distributor	(208,851)

Net Expenses	751,205

Net Investment Income	1,687,967

Realized/Unrealized Gains (Losses) Allocated from Master Portfolio:
Net realized gains/(losses) from:
Investment transactions	866,398	(a)
In-kind redemptions	2,334,771	(a)
Futures contracts	140,321	(a)
Change in unrealized appreciation/depreciation from:
Investment transactions	2,692,687	(a)
Futures contracts	(128,863	)(a)
Securities sold short	(8	)(a)

Net realized/unrealized gains/(losses) allocated from Master Portfolio	5,905,306

Change in net assets from operations	$7,593,273

(a)	Allocated from the S&P Index Master Portfolio.
(b)	Expenses allocated from the S&P 500 Index Master Portfolio are shown net of any fee reductions.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Statements of Changes in Net Assets
	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
From Investment Activities:
Operations:
Net investment income	$1,687,967	$1,933,615
Net realized gains (losses) from investment transactions, in-kind redemptions and futures contracts	3,341,490	(884,119)
Change in unrealized appreciation/depreciation from investments, futures contracts and securities sold short	2,563,816	18,862,116

Change in net assets from operations	7,593,273	19,911,612

Distribution to Class A Shareholders:
Net investment income	(942,024)	(1,806,481)
Distributions to Class B Shareholders:
Net investment income	(101,302)	(112,413)
Distributions to Class C Shareholders:
Net investment income	(2,237)	(4,997)
Distributions to Institutional Class* Shareholders:
Net investment income	(678,197)	—

Change in net assets from shareholder distributions	(1,723,760)	(1,923,891)

Capital Transactions:
Proceeds from shares issued
Class A Shares	10,039,514	15,573,301
Class B Shares	550,251	656,553
Class C Shares	39,572	21,883
Institutional Class Shares	78,973,053	—
Distributions reinvested
Class A Shares	1,300,731	1,341,143
Class B Shares	129,487	82,235
Class C Shares	2,176	3,368
Institutional Class Shares	662,506	—
Value of shares redeemed
Class A Shares	(92,738,401)	(61,367,381)
Class B Shares	(2,859,818)	(2,140,942)
Class C Shares	(28,064)	(626,141)
Institutional Class Shares	(6,006,626)	—

Change in net assets from capital transactions	(9,935,619)	(46,455,981)

Change in net assets	(4,066,106)	(28,468,260)
Net Assets:
Beginning of year	121,879,297	150,347,557

End of year	$117,813,191	$121,879,297

Accumulated distributions in excess of net investment income	$(4,929)	$(9,444)

Share Transactions:
Issued
Class A Shares	1,024,937	1,771,968
Class B Shares	56,818	76,484
Class C Shares	4,006	2,497
Institutional Class Shares	7,922,762	—
Reinvested
Class A Shares	133,468	153,694
Class B Shares	13,430	9,538
Class C Shares	221	386
Institutional Class Shares	66,383	—
Redeemed
Class A Shares	(9,253,835)	(6,817,677)
Class B Shares	(275,566)	(249,242)
Class C Shares	(2,453)	(69,918)
Institutional Class Shares	(506,177)	—

Change in shares	(816,006)	(5,122,270)

*	Institutional Class Shares commenced operations May 1, 2007.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class A Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003
Net Asset Value, Beginning of Year	$9.52	$8.39	$8.14	$7.48	$5.90

Investment Activities:
Net investment income(a)	0.13 (b)	0.12 (b)	0.11	0.11	0.08
Net realized and unrealized gains (losses) from investments(a)	0.33	1.14	0.25	0.66	1.58

Total from Investment Activities	0.46	1.26	0.36	0.77	1.66

Distributions:
Net investment income	(0.13)	(0.13)	(0.11)	(0.11)	(0.08)

Total Distributions	(0.13)	(0.13)	(0.11)	(0.11)	(0.08)

Net Asset Value — End of Year	$9.85	$9.52	$8.39	$8.14	$7.48

Total Return (excludes sales charge)	4.85%	15.15%	4.43%	10.23%	28.28%

Ratios/Supplementary Data:
Net Assets, End of Year (000’s)	$30,845	$106,833	$135,175	$139,833	$109,282
Ratio of net expenses to average net assets(a)	0.61%	0.58%	0.57%	0.49%	0.48%
Ratio of net investment income to average net assets(a)	1.36%	1.40%	1.32%	1.57%	1.31%
Ratio of expenses to average net assets*(a)	0.86%	0.84%	0.84%	0.96%	0.95%
Portfolio turnover rate(c)	7%	14%	10%	14%	8%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class B Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003
Net Asset Value, Beginning of Year	$9.36	$8.25	$8.02	$7.37	$5.83

Investment Activities:
Net investment income(a)	0.06 (b)	0.06 (b)	0.05	0.06	0.03
Net realized and unrealized gains (losses) from investments(a)	0.32	1.12	0.23	0.65	1.54

Total from Investment Activities	0.38	1.18	0.28	0.71	1.57

Distributions:
Net investment income	(0.07)	(0.07)	(0.05)	(0.06)	(0.03)

Total Distributions	(0.07)	(0.07)	(0.05)	(0.06)	(0.03)

Net Asset Value — End of Year	$9.67	$9.36	$8.25	$8.02	$7.37

Total Return	4.06%	14.35%	3.48%	9.48%	27.18%

Ratios/Supplementary Data:
Net Assets, End of Year (000’s)	$13,279	$14,765	$14,367	$15,207	$13,055
Ratio of net expenses to average net assets(a)	1.37%	1.33%	1.32%	1.23%	1.23%
Ratio of net investment income to average net assets(a)	0.65%	0.65%	0.57%	0.81%	0.54%
Ratio of expenses to average net assets*(a)	1.37%	1.34%	1.34%	1.45%	1.45%
Portfolio turnover rate(c)	7%	14%	10%	14%	8%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class C Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003
Net Asset Value, Beginning of Year	$9.44	$8.32	$8.08	$7.42	$5.86

Investment Activities:
Net investment income(a)	0.06 (b)	0.06 (b)	0.03	0.07	0.04
Net realized and unrealized gains (losses) from investments(a)	0.33	1.12	0.25	0.64	1.56

Total from Investment Activities	0.39	1.18	0.28	0.71	1.60

Distributions:
Net investment income	(0.07)	(0.06)	(0.04)	(0.05)	(0.04)

Total Distributions	(0.07)	(0.06)	(0.04)	(0.05)	(0.04)

Net Asset Value — End of Year	$9.76	$9.44	$8.32	$8.08	$7.42

Total Return	4.15%	14.28%	3.50%	9.46%	27.35%

Ratios/Supplementary Data:
Net Assets, End of Year (000’s)	$308	$281	$806	$808	$813
Ratio of net expenses to average net assets(a)	1.37%	1.32%	1.32%	1.23%	1.23%
Ratio of net investment income to average net assets(a)	0.66%	0.64%	0.59%	0.76%	0.52%
Ratio of expenses to average net assets*(a)	1.37%	1.33%	1.34%	1.45%	1.45%
Portfolio turnover rate(c)	7%	14%	10%	14%	8%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Institutional Class Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
For the Period May 1, 2007 to December 31, 2007(a)
Net Asset Value, Beginning of Period	$9.95

Investment Activities:
Net investment income(b)	0.12 (c)
Net realized and unrealized gains from investments(b)	(0.13)

Total from Investment Activities	(0.01)

Distributions:
Net investment income	(0.13)

Total Distributions	(0.13)

Net Asset Value — End of Period	$9.81

Total Return(d)	(0.11)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$73,382
Ratio of net expenses to average net assets(b)(e)	0.41%
Ratio of net investment income to average net assets(b)(e)	1.79%
Ratio of expenses to average net assets*(b)(e)	0.41%
Portfolio turnover rate(d)(f)	7%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations. The Class I shares of the Equity Index Fund commenced operations on May 1, 2007
(b)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(c)	Per share net investment income has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements

December 31, 2007

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500® Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the of 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 4.05% in the net assets of the Master Portfolio at December 31, 2007.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Institutional Class Shares. Class A Shares of the Fund have a maximum sales charge of 5.75% as a percentage of original purchase price. Certain purchases of Class A Shares will not be subject to a front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”). As of May 1, 2007, a CDSC of up to 1.00% of the purchase price will be charged to the shareholder if the shares are redeemed within two years after purchase. For purchases of $1 million or more prior to May 1, 2007, a CDSC of up to 1.00% of the purchase price was charged to the shareholder if the shares were redeemed in the first year after purchase. In addition, effective September 25, 2007, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who receive a sales charge waiver, and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T Corporation and its affiliates, and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days or redemption if a sales charge was paid on such shares. The Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. The Institutional Class Shares commenced operations on May 1, 2007. The Institutional Class Shares of the Fund are offered without any front-end sales charge and without any CDSC.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)	Recent Accounting Standards—In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

December 31, 2007

SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(B)	Security Valuation—The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(C)	Distributions to Shareholders—Distributions from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, net operating loss, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Permanent differences (e.g. reclass of redemptions-in-kind; reclass of distributions in excess of current year earnings and profits) for the fiscal year ended December 31, 2007 resulted in a decrease to distributions in excess of net investment income of $40,308, an increase in accumulated realized loss of $2,328,533 and an increase in capital of $2,288,225. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

(D)	Allocation Methodology—The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred.

(E)	Expenses—Expenses directly attributable to a class of shares are charged directly to that class. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among all BB&T Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the BB&T Funds and BB&T Variable Insurance Fund Trusts are allocated across the BB&T Funds and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis. BB&T Asset Management, Inc. serves as the Investment Adviser for the BB&T Funds and BB&T Variable Insurance Funds Trust.

(F)	Securities Transactions and Income Recognition—The Fund records daily, its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

(G)	Federal Income Taxes—It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3.	Related Party Transactions:

Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. (“BB&T AM” or “Adviser”) exercises general oversight over the investment performance of the Fund. BB&T AM will advise the Board of Trustees if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. For periods in which all the Fund’s assets are not invested in the Master Portfolio, BB&T AM may receive an investment advisory fee from the Fund. For the year ended December 31, 2007, all of the Fund’s investable assets were invested in the Master Portfolio and BB&T AM received no fees.

BB&T AM serves the administrator to the Trust pursuant to the Administration Agreement. The Fund pays its portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Trust and the BB&T Variable Insurance Funds at a rate of 0.11% on the first $3.5 billion of average daily net assets; 0.075% on the next $1 billion of average daily net

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

December 31, 2007

assets; 0.06% on the next $1.5 billion of average daily net assets; and 0.04% of average daily net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration fees”. During the year ended December 31, 2007, BB&T AM voluntarily waived administration fees of $2,610 of the Fund, and this waiver is not subject to recoupment in subsequent fiscal periods. Effective April 23, 2007, pursuant to a sub-administration agreement with BB&T AM, PFPC Inc. (“PFPC”) serves as sub-administrator to the Trust subject to the general supervision of the Board and BB&T AM. For these services, PFPC is entitled to a fee, payable by BB&T AM. Prior to April 23, 2007, Citi Fund Services (“Citi”), formerly known as BISYS Fund Services Ohio, Inc., served as sub-administrator to the Trust.

Effective April 23, 2007, PFPC Inc. serves as the Funds’ transfer agent and receives compensation by the Fund for these services. Expenses incurred are reflected on the Statement of Operations as “Transfer agent fees”. Prior to April 23, 2007, Citi served as the Fund’s transfer agent.

On April 23, 2007, BB&T AM’s Chief Compliance Officer (“CCO”) also began to serve as the Fund’s CCO. Since April 23, 2007, the CCO’s compensation is reviewed and approved by the Fund’s Board and paid by BB&T AM. However, the Fund reimburses BB&T AM for its allocable portion of the CCO’s salary. As a result, the CCO fee paid by the Fund is only part of the total compensation received by the CCO. Prior to April 23, 2007, under a Compliance Services Agreement between the Fund and Citi (the “CCO Agreement”), Citi made an employee available to serve as the Fund’s CCO. For the services provided under the CCO Agreement, the Fund paid Citi $560 for the year ended December 31, 2007 plus certain out of pocket expenses. Expenses incurred are reflected on the Statement of Operations as “Compliance service fees”.

Effective April 23, 2007, BB&T AM Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor pursuant to an Underwriting Agreement. Prior to April 23, 2007, BB&T Funds Distributor, Inc. (“BBTFDI”) served as distributor to the Fund. BBTFDI and the Distributor contractually agreed to waive 0.25% of the Class A shares distribution fees throughout the year. Distribution fees totaling $208,851 were waived for the year ended December 31, 2007. Distribution fee waivers are included in the Statement of Operations as “Less expenses waived by the Distributor”, and these waivers are not subject to recoupment in subsequent fiscal periods.

The Fund has adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Fund for Class A Shares, Class B Shares and Class C Shares, respectively. The fees may be used by the Distributors to pay banks, broker dealers and other institutions, including affiliates of the advisor. The Distributor, is entitled to receive commissions on sales of shares of the Fund. For the year ended December 31, 2007, BBTFDI and the Distributor received $13,510 and $575, respectively, from commissions earned on sold shares of the Fund. Commissions paid to affiliated broker-dealers during the year ended December 31, 2007 were $14,138.

The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Fund. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of the shares.

Certain Officers and Trustees of the Trust are affiliated with the Adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Trust for serving in their respective roles. Each of the five Trustees who are non-interested persons (as defined in the 1940 Act) of the Trust serve on both the Board and the Audit Committee and are compensated $6,000 per quarter and $2,400 for each regularly scheduled meeting, plus reimbursement for certain expenses. Additionally, the Chairman of the Board and Audit Committee Chairman receive an annual retainer of $6,000 and $10,000, respectively. During the year ended December 31, 2007, $5,948 of Trustee compensation was allocated to the Fund.

4.	Federal Income Taxes:

In September 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

December 31, 2007

the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of December 31, 2007, management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the financial statements.

At December 31, 2007, the Fund’s most recent fiscal year end, the Fund has net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$197,809	2009
3,648,463	2010
715,833	2011
175,416	2012
519,736	2013
612,669	2014

$5,869,926

Capital loss carryforwards utilized in the current fiscal year were $553,221.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year tax purposes. The Fund had $7,365 of deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2008.

The tax character of distributions paid to shareholders of the Fund during the most recent fiscal year ended December 31, 2007, were as follows:

Distributions paid from:
Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
$1,734,513	$1,734,513	$1,734,513

The tax character of distributions paid to shareholders of the Fund during the fiscal year ended December 31, 2006, were as follows:

Distributions paid from:
Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
$1,903,635	$1,903,635	$1,903,635

* Total Distributions paid may differ from the Statement of Changes in Net Assets due to differences in the tax rules governing the timing of recognition.

At December 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:

Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
$(9,503)	$(5,877,291)	$30,930,771	$25,043,977

Continued

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

BB&T Funds:

We have audited the accompanying statements of assets and liabilities of the BB&T Equity Index Fund (the Fund), a series of the BB&T Funds, including the schedule of portfolio investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each period in the two-year period then ended, and the financial highlights for each period in the five-year periods then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the fund’s investment at December 31, 2007, by correspondence with the master portfolio’s fund accounting agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 27, 2008

BB&T FUNDS

Equity Index Fund

Other Information

December 31, 2007

Other	Federal Income Tax Information (Unaudited):

For the year ended December 31, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2007 Form 1099-DIV.

For the fiscal year ended December 31, 2007, 100% of the ordinary income distributions paid by the Fund were considered qualified dividend income.

For the fiscal year ended December 31, 2007, 5.91% of the total ordinary income distributions paid by the Fund were considered qualified interest income.

For corporate shareholders, 100% of the total ordinary income distributions paid during the fiscal year ended December 31, 2007 qualify for the corporate dividends received deduction.

Other	Information:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board Consideration of Advisory and Sub-Advisory Agreements

(Unaudited)

The Board of Trustees, at a meeting held on August 28, 2007, formally considered the continuance of the Trust’s investment advisory agreement (the “Advisory Agreement”) with BB&T Asset Management, Inc. (“BB&T AM” or the “Adviser”) with respect to the Equity Index Fund of the Trust (the “Fund”).

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Fund’s administrator), which included comparisons with industry averages for comparable funds for advisory fees, Rule 12b-1 fees, and total fund expenses. The data reflected BB&T AM fee waivers in place, as well as BB&T AM’s contractual investment advisory fee levels. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received a detailed presentation by BB&T AM, which included an analysis of performance and investment process. The Board also received profitability information from the Adviser. The Board also deliberated outside the presence of management and the Advisers.

In their deliberations, each Trustee attributed different weights to various factors involved in an analysis of the Advisory Agreement, and no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel responsible for the day-to-day oversight of the Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Adviser to provide high-quality service to the Trust, and the Trustees’ overall confidence in the Adviser’s integrity.

The Trustees received information concerning the investment philosophy and investment processes applied by the Adviser in managing the Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Fund. The Trustees evaluated the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by the Adviser, the scope of responsibilities was consistent with mutual fund industry norms, and that the quality of the services was very satisfactory.

Investment Performance

The Trustees considered performance results of the Fund relative to both its benchmark index and its peer group. It was noted that, on a year-to-date basis, the Fund had achieved its investment goal of closely tracking the performance of the S&P 500 Index.

After reviewing the Fund’s performance, and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of the Fund was generally strong.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates

The Trustees considered peer group comparable information with respect to the advisory fees charged by BB&T AM, taking into consideration both contractual and actual (i.e., after waiver) fee levels. The Trustees particularly noted that the Adviser was not currently charging an advisory fee since Fund assets were invested entirely in an underlying portfolio. The Trustees concluded that the investment advisory fee was acceptable as compared to peer groups.

Continued

Board Consideration of Advisory and Sub-Advisory Agreements, Continued

(Unaudited)

As part of their review, the Trustees considered benefits to the Adviser aside from investment advisory fees. The Trustees reviewed administration fees received by BB&T AM and considered the fallout benefits to BB&T AM.

Consideration of the reasonableness of advisory fees also took into account, where relevant, the profitability of the Adviser. The Trustees reviewed profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented an Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and is affected by numerous factors. Based on their review, the Trustees concluded that the profitability to BB&T AM and its affiliates as a result of their relationships with the Fund was acceptable. The Board also concluded that the fees under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided to the Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Fund’s assets. Given that no investment advisory fee was currently being charged by BB&T AM, the Trustees determined that the growth of the Fund would not result in greater economies of scale.

Information about Trustees and Officers (Unaudited)

The Fund is managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of Fund officers.

The Trustees and officers of the Fund, their ages, the position they hold with the Fund, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 434 Fayetteville Street Mall, Raleigh, North Carolina 27601.

INDEPENDENT TRUSTEES

(1) Name and Age	(2) Position(s) Held With The Funds	(3) Term of Office and Length of Time Served	(4) Principal Occupation During the Last 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Trustee	(6) Other Directorships Held by Trustee

Thomas W. Lambeth Birthdate: 1/35	Trustee Chairman of the Board of Trustees	Indefinite, 8/92 — Present	From January 2001 to present, Senior Fellow, Z. Smith Reynolds Foundation; from 1978 to January 2001, Executive Director, Z. Smith Reynolds Foundation.	30	None

Drew T. Kagan Birthdate: 2/48	Trustee	Indefinite, 8/00 — Present	From December 2003 to present, President and Director, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.	30	None

Laura C. Bingham Birthdate: 11/56	Trustee	Indefinite, 2/01 — Present	From July 1998 to present, President of Peace College.	30	None

Douglas R. Van Scoy Birthdate: 11/43	Trustee	Indefinite 5/04 — present	Retired; from November 1974 to July 2001, employee of Smith Barney (investment banking), most recently as the Director of Private Client Group and Senior Executive Vice President	30	None

James L. Roberts Birthdate: 11/42	Trustee	Indefinite 11/04 — present	Retired; from November 2006 to present, Director, Grand Mountain Bancshares, Inc.; from January 1999 to December 2003, President, CEO and Director, Covest Bancshares, Inc.	30	None

INTERESTED TRUSTEE

(1) Name and Age	(2) Position(s) Held With The Funds	(3) Term of Office and Length of Time Served	(4) Principal Occupation During the Last 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Trustee	(6) Other Directorships Held by Trustee

*Keith F. Karlawish Birthdate: 8/64	Trustee	Indefinite, 6/06 — Present	From May 2002 to present, President, BB&T Asset Management, Inc.; from 1996 to 2002, Senior Vice President and Director of Fixed Income, BB&T Asset Management, Inc.	30	N/A

*	Mr. Karlawish is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Karlawish is an “interested person” because he owns shares of BB&T Corporation and is the President of BB&T Asset Management, Inc., the Adviser.

Continued

Information about Trustees and Officers (Unaudited)

OFFICERS

(1) Name And Age	(2) Position(s) Held With The Funds	(3) Term Of Office And Length Of Time Served	(4) Principal Occupation During the Last 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Trustee	(6) Other Directorships Held by Trustee
Keith F. Karlawish Birthdate: 8/64	President	Indefinite, 2/05 — Present	From May 2002 to present, President, BB&T Asset Management, Inc.; from 1996 to 2002, Senior Vice President and Director of Fixed Income, BB&T Asset Management, Inc.	N/A	N/A

James T. Gillespie Birthdate: 11/66	Vice President, Secretary	Indefinite, 5/02 — Present, 8/06 —Present	From February 2005 to present, Vice President and Manager of Mutual Fund Administration, BB&T Asset Management, Inc.; from February 1992 to 2005, employee of BISYS Fund Services	N/A	N/A

E.G. Purcell, III Birthdate: 1/55	Vice President	Indefinite, 11/00 — Present	From 1995 to present, Senior Vice President, BB&T Asset Management, Inc. and its predecessors	N/A	N/A

Todd M. Miller Birthdate: 9/71	Vice President	Indefinite, 8/05 — Present	From June 2005 to present, Mutual Fund Administrator, BB&T Asset Management, Inc.; from May 2001 to May 2005, Manager, BISYS Fund Services	N/A	N/A

Diana Hanlin Birthdate: 5/67	Vice President	Indefinite, 8/07 — Present	From April 2007 to present, Compliance Officer, BB&T Asset Management, Inc.; from May 2004 to March 2007, Director of Compliance, BISYS Fund Services; from October 2000 to May 2004, Senior Compliance Analyst, BISYS Fund Services	N/A	N/A

Clinton L. Ward Birthdate: 11/69	Chief Compliance and Anti-Money Laundering Officer	Indefinite, 4/07 — Present	From July 2004 to present, Chief Compliance Officer and Secretary, BB&T Asset Management, Inc.; from January 2002 to July 2004, Compliance Analyst, Wachovia Bank, N.A.; from November 1999 to January 2002, Compliance Manager – Mutual Fund Compliance, Banc of America Capital Management, LLC	N/A	N/A

Andrew J. McNally Birthdate: 12/70	Treasurer	Indefinite, 4/07 — Present	From December 2000 to present, Vice President and Senior Director, Fund Accounting and Administration Department, PFPC Inc.	N/A	N/A

Avery Maher Birthdate: 2/45	Assistant Secretary	Indefinite 4/07 — Present	From March 2006 to present, Vice President and Counsel, Regulatory Administration Department, PFPC Inc.; from October 2004 to August 2005, Vice President and Assistant General Counsel, JPMorgan Asset Management; from 1992 to 2004, Second Vice President and Assistant Secretary, John Hancock Advisers, LLC	N/A	N/A

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees. To receive your copy of the Statement of Additional Information, call toll free 1-800-453-7348.

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2007

Common Stocks 95.80%
Security	Shares	Value
Advertising (0.14%):
Interpublic Group of Companies Inc. (The)(a)(b)	101,318	$821,689
Omnicom Group Inc.	71,357	3,391,598

		4,213,287

Aerospace & Defense (2.25%):
Boeing Co. (The)	169,302	14,807,153
General Dynamics Corp.	87,566	7,792,498
Goodrich Corp.	26,892	1,898,844
L-3 Communications Holdings Inc.(b)	27,125	2,873,622
Lockheed Martin Corp.	74,951	7,889,342
Northrop Grumman Corp.	74,138	5,830,212
Raytheon Co.(b)	94,337	5,726,256
Rockwell Collins Inc.	35,843	2,579,621
United Technologies Corp.	214,258	16,399,307

		65,796,855

Agriculture (2.00%):
Altria Group Inc.	456,190	34,478,840
Archer-Daniels-Midland Co.	138,764	6,442,813
Monsanto Co.	117,787	13,155,630
Reynolds American Inc.	36,780	2,426,009
UST Inc.(b)	34,206	1,874,489

		58,377,781

Airlines (0.07%):
Southwest Airlines Co.(b)	165,279	2,016,404

		2,016,404

Apparel (0.37%):
Coach Inc.(a)	80,281	2,454,993
Jones Apparel Group Inc.	23,176	370,584
Liz Claiborne Inc.(b)	21,450	436,507
Nike Inc. Class B(b)	83,378	5,356,203
Polo Ralph Lauren Corp.(b)	12,742	787,328
VF Corp.(b)	19,030	1,306,600

		10,712,215

Auto Manufacturers (0.36%):
Ford Motor Co.(a)(b)	452,029	3,042,153
General Motors Corp.	121,838	3,032,548
PACCAR Inc.(b)	80,339	4,376,869

		10,451,570

Auto Parts & Equipment (0.20%):
Goodyear Tire & Rubber Co. (The)(a)(b)	47,167	1,331,053
Johnson Controls Inc.(b)	128,054	4,615,066

		5,946,119

Banks (5.05%):
Bank of America Corp.	961,733	39,681,104
Bank of New York Mellon Corp. (The)	245,723	11,981,453
BB&T Corp.(b)	118,932	3,647,644
Comerica Inc.	33,352	1,451,813
Commerce Bancorp Inc.	41,275	1,574,228
Discover Financial Services LLC	107,447	1,620,301
Fifth Third Bancorp(b)	116,567	2,929,329
First Horizon National Corp.(b)	26,140	474,441
Huntington Bancshares Inc.(b)	78,890	1,164,416
KeyCorp	83,864	1,966,611
M&T Bank Corp.(b)	16,166	1,318,661
Marshall & Ilsley Corp.(b)	57,217	1,515,106

Common Stocks, continued
Security	Shares	Value
Banks, continued
National City Corp.(b)	136,212	$2,242,050
Northern Trust Corp.	41,221	3,156,704
PNC Financial Services Group Inc. (The)(b)	74,134	4,866,897
Regions Financial Corp.(b)	152,282	3,601,469
State Street Corp.	84,153	6,833,224
SunTrust Banks Inc.(b)	75,269	4,703,560
Synovus Financial Corp.(b)	70,296	1,692,728
U.S. Bancorp (b)	372,849	11,834,227
Wachovia Corp.(b)	425,986	16,200,248
Wells Fargo & Co.	729,199	22,014,518
Zions Bancorporation(b)	23,135	1,080,173

		147,550,905

Beverages (2.33%):
Anheuser-Busch Companies Inc.	161,796	8,468,403
Brown-Forman Corp. Class B	18,568	1,376,074
Coca-Cola Co. (The)	429,992	26,388,609
Coca-Cola Enterprises Inc.	61,213	1,593,374
Constellation Brands Inc. Class A(a)(b)	43,465	1,027,513
Molson Coors Brewing Co. Class B	29,267	1,510,763
Pepsi Bottling Group Inc.	30,076	1,186,799
PepsiCo Inc.	349,188	26,503,369

		68,054,904

Biotechnology (0.80%):
Amgen Inc.(a)	234,720	10,900,397
Biogen Idec Inc.(a)	62,055	3,532,171
Celgene Corp.(a)	82,531	3,813,758
Genzyme Corp.(a)	56,824	4,229,979
Millipore Corp.(a)(b)	11,847	866,963

		23,343,268

Building Materials (0.12%):
Masco Corp.(b)	82,579	1,784,532
Trane Inc.	36,381	1,699,357

		3,483,889

Chemicals (1.35%):
Air Products and Chemicals Inc.	46,570	4,593,199
Ashland Inc.	13,102	621,428
Dow Chemical Co. (The)	205,077	8,084,135
Du Pont (E.I.) de Nemours and Co.	198,727	8,761,873
Eastman Chemical Co.	17,744	1,083,981
Ecolab Inc.	37,267	1,908,443
Hercules Inc.(b)	24,416	472,450
International Flavors & Fragrances Inc.(b)	17,476	841,120
PPG Industries Inc.	35,261	2,476,380
Praxair Inc.	68,987	6,119,837
Rohm & Haas Co.(b)	29,442	1,562,487
Sherwin-Williams Co. (The)(b)	23,154	1,343,858
Sigma-Aldrich Corp.(b)	27,903	1,523,504

		39,392,695

Coal (0.22%):
CONSOL Energy Inc.	39,167	2,801,224
Peabody Energy Corp.(b)	57,142	3,522,233

		6,323,457

Commercial Services (0.64%):
Apollo Group Inc. Class A(a)	30,527	2,141,469
Block (H & R) Inc.(b)	69,852	1,297,152

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2007

Common Stocks, continued
Security	Shares	Value
Commercial Services, continued
Convergys Corp.(a)(b)	28,872	$475,233
Donnelley (R.R.) & Sons Co.	47,709	1,800,538
Equifax Inc.(b)	29,659	1,078,401
McKesson Corp.	63,793	4,179,079
Monster Worldwide Inc.(a)(b)	28,491	923,108
Moody’s Corp.(b)	49,034	1,750,514
Robert Half International Inc.	35,459	958,811
Western Union Co.	166,420	4,040,678

		18,644,983

Computers (4.61%):
Affiliated Computer Services Inc. Class A(a)(b)	23,293	1,050,514
Apple Inc.(a)	189,621	37,560,128
Cognizant Technology Solutions Corp.(a)(b)	62,098	2,107,606
Computer Sciences Corp.(a)	37,352	1,847,803
Dell Inc.(a)	490,642	12,025,635
Electronic Data Systems Corp.	109,517	2,270,287
EMC Corp.(a)	452,826	8,390,866
Hewlett-Packard Co.	557,864	28,160,975
International Business Machines Corp.	298,329	32,249,365
Lexmark International Inc. Class A(a)(b)	20,625	718,987
Network Appliance Inc.(a)(b)	78,063	1,948,452
SanDisk Corp.(a)(b)	48,928	1,622,942
Sun Microsystems Inc.(a)	186,967	3,389,712
Teradata Corp.(a)	38,095	1,044,184
Unisys Corp.(a)(b)	75,179	355,597

		134,743,053

Cosmetics & Personal Care (2.16%):
Avon Products Inc.(b)	93,458	3,694,395
Colgate-Palmolive Co.	110,086	8,582,305
Estee Lauder Companies Inc. (The) Class A(b)	26,654	1,162,381
Procter & Gamble Co. (The)	674,592	49,528,545

		62,967,626

Distribution & Wholesale (0.10%):
Genuine Parts Co.(b)	36,449	1,687,589
Grainger (W.W.) Inc.	15,550	1,360,936

		3,048,525

Diversified Financial Services (6.34%):
American Express Co.	255,517	13,291,994
Ameriprise Financial Inc.	50,536	2,785,039
Bear Stearns Companies Inc. (The)(b)	25,025	2,208,456
Capital One Financial Corp.	87,983	4,158,077
CIT Group Inc.(b)	41,335	993,280
Citigroup Inc.	1,080,938	31,822,815
CME Group Inc.(b)	11,709	8,032,374
Countrywide Financial Corp.(b)	124,041	1,108,927
E*TRADE Financial Corp.(a)(b)	89,103	316,316
Federal Home Loan Mortgage Corp.	140,351	4,781,759
Federal National Mortgage Association	210,048	8,397,719
Federated Investors Inc. Class B(b)	18,897	777,801
Franklin Resources Inc.	35,036	4,009,169
Goldman Sachs Group Inc. (The)	87,147	18,740,962

Common Stocks, continued
Security	Shares	Value
Diversified Financial Services, continued
IntercontinentalExchange Inc.(a)(b)	14,899	$2,868,057
Janus Capital Group Inc.(b)	37,504	1,232,006
JPMorgan Chase & Co.	731,348	31,923,340
Legg Mason Inc.(b)	28,507	2,085,287
Lehman Brothers Holdings Inc.(b)	114,539	7,495,432
Merrill Lynch & Co. Inc.	186,104	9,990,063
Morgan Stanley	227,989	12,108,496
NYSE Euronext Inc.	56,914	4,995,342
Rowe (T.) Price Group Inc.(b)	57,098	3,476,126
Schwab (Charles) Corp. (The)	207,794	5,309,137
SLM Corp.	112,130	2,258,298

		185,166,272

Electric (3.21%):
AES Corp. (The)(a)	143,907	3,078,171
Allegheny Energy Inc.	35,670	2,268,969
Ameren Corp. (b)	44,627	2,419,230
American Electric Power Co. Inc.	86,161	4,011,656
CenterPoint Energy Inc.(b)	68,969	1,181,439
CMS Energy Corp.(b)	47,137	819,241
Consolidated Edison Inc.(b)	58,302	2,848,053
Constellation Energy Group Inc.	38,886	3,986,982
Dominion Resources Inc.(b)	125,547	5,957,205
DTE Energy Co.(b)	37,106	1,631,180
Duke Energy Corp.(b)	271,787	5,481,944
Dynegy Inc. Class A(a)	106,766	762,309
Edison International	70,191	3,746,094
Entergy Corp.	42,703	5,103,863
Exelon Corp.	145,159	11,850,781
FirstEnergy Corp.	66,492	4,810,031
FPL Group Inc.	87,762	5,948,508
Integrys Energy Group Inc.	16,195	837,120
Pepco Holdings Inc.	41,070	1,204,583
PG&E Corp.(b)	76,096	3,278,977
Pinnacle West Capital Corp.(b)	21,602	916,141
PPL Corp.	82,550	4,300,029
Progress Energy Inc.(b)	55,693	2,697,212
Public Service Enterprise Group Inc.	54,830	5,386,499
Southern Co. (The)(b)	163,189	6,323,574
TECO Energy Inc.(b)	44,703	769,339
Xcel Energy Inc.	90,153	2,034,753

		93,653,883

Electrical Components & Equipment (0.36%):
Emerson Electric Co.	170,999	9,688,803
Molex Inc.(b)	30,073	820,993

		10,509,796

Electronics (0.57%):
Agilent Technologies Inc.(a)	85,490	3,140,903
Applied Biosystems Group	38,887	1,319,047
Jabil Circuit Inc.(b)	44,615	681,271
PerkinElmer Inc.	25,769	670,509
Thermo Fisher Scientific Inc.(a)	91,992	5,306,099
Tyco Electronics Ltd.	107,109	3,976,957
Waters Corp.(a)	21,506	1,700,479

		16,795,265

Engineering & Construction (0.18%):
Fluor Corp.	18,992	2,767,514
Jacobs Engineering Group Inc.(a)(b)	25,758	2,462,722

		5,230,236

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2007

Common Stocks, continued
Security	Shares	Value
Entertainment (0.11%):
International Game Technology Inc.(b)	71,658	$3,147,936

		3,147,936

Environmental Control (0.15%):
Allied Waste Industries Inc.(a)(b)	62,082	684,144
Waste Management Inc.	111,828	3,653,421

		4,337,565

Food (1.69%):
Campbell Soup Co.(b)	48,189	1,721,793
ConAgra Foods Inc.(b)	106,386	2,530,923
Dean Foods Co.(b)	28,079	726,123
General Mills Inc.	72,073	4,108,161
Heinz (H.J.) Co.	68,793	3,211,257
Hershey Co. (The)(b)	36,106	1,422,576
Kellogg Co.	57,104	2,993,963
Kraft Foods Inc.(b)	340,504	11,110,646
Kroger Co. (The)	152,477	4,072,661
McCormick & Co. Inc. NVS(b)	27,768	1,052,685
Safeway Inc.(b)	94,527	3,233,769
Sara Lee Corp.	156,229	2,509,038
SUPERVALU Inc.	45,086	1,691,627
Sysco Corp.	131,450	4,102,554
Tyson Foods Inc. Class A(b)	59,098	905,972
Whole Foods Market Inc.(b)	29,584	1,207,027
Wrigley (Wm.) Jr. Co.(b)	46,818	2,741,194

		49,341,969

Forest Products & Paper (0.32%):
International Paper Co.(b)	94,917	3,073,412
MeadWestvaco Corp.	38,906	1,217,758
Plum Creek Timber Co. Inc.(b)	37,486	1,725,855
Weyerhaeuser Co.	46,470	3,426,698

		9,443,723

Gas (0.17%):
Nicor Inc.(b)	9,693	410,499
NiSource Inc.	57,888	1,093,504
Sempra Energy	56,857	3,518,311

		5,022,314

Hand & Machine Tools (0.08%):
Black & Decker Corp. (The)	14,937	1,040,362
Snap-On Inc.(b)	12,487	602,373
Stanley Works (The)(b)	17,276	837,540

		2,480,275

Health Care – Products (3.06%):
Bard (C.R.) Inc.(b)	22,190	2,103,612
Baxter International Inc.	139,164	8,078,470
Becton, Dickinson and Co.	52,459	4,384,523
Boston Scientific Corp.(a)(b)	287,341	3,341,776
Covidien Ltd.	107,136	4,745,054
Johnson & Johnson	624,310	41,641,477
Medtronic Inc.	244,935	12,312,882
Patterson Companies Inc.(a)(b)	29,388	997,723
St. Jude Medical Inc.(a)	73,809	2,999,598
Stryker Corp.(b)	52,404	3,915,627
Varian Medical Systems Inc.(a)	27,054	1,411,137
Zimmer Holdings Inc.(a)	50,851	3,363,794

		89,295,673

Common Stocks, continued
Security	Shares	Value
Health Care – Services (1.46%):
Aetna Inc.	110,928	$6,403,873
Coventry Health Care Inc.(a)	33,661	1,994,414
Humana Inc.(a)	36,250	2,729,987
Laboratory Corp. of America Holdings(a)(b)	26,145	1,974,732
Quest Diagnostics Inc.	33,696	1,782,518
Tenet Healthcare Corp.(a)(b)	98,017	497,926
UnitedHealth Group Inc.	283,378	16,492,600
WellPoint Inc.(a)	123,364	10,822,724

		42,698,774

Holding Companies – Diversified (0.06%):
Leucadia National Corp.(b)	35,322	1,663,666

		1,663,666

Home Builders (0.09%):
Centex Corp.(b)	24,870	628,216
Horton (D.R.) Inc.	57,782	760,989
KB Home(b)	16,211	350,158
Lennar Corp. Class A(b)	28,938	517,701
Pulte Homes Inc.(b)	44,299	466,911

		2,723,975

Home Furnishings (0.08%):
Harman International Industries Inc.	13,990	1,031,203
Whirlpool Corp.(b)	16,685	1,361,997

		2,393,200

Household Products & Wares (0.41%):
Avery Dennison Corp.(b)	22,871	1,215,365
Clorox Co. (The)(b)	31,343	2,042,623
Fortune Brands Inc.(b)	32,939	2,383,466
Kimberly-Clark Corp.	91,822	6,366,937

		12,008,391

Housewares (0.05%):
Newell Rubbermaid Inc.(b)	59,553	1,541,232

		1,541,232

Insurance (4.29%):
ACE Ltd.(b)	70,901	4,380,264
Aflac Inc.(b)	105,395	6,600,889
Allstate Corp. (The)	126,387	6,601,193
Ambac Financial Group Inc.(b)	22,136	570,445
American International Group Inc.	553,780	32,285,374
Aon Corp.	64,634	3,082,395
Assurant Inc.(b)	21,072	1,409,717
Chubb Corp.	85,939	4,690,551
CIGNA Corp.	62,722	3,370,053
Cincinnati Financial Corp.	36,878	1,458,156
Genworth Financial Inc. Class A	95,147	2,421,491
Hartford Financial Services Group Inc. (The)	68,536	5,975,654
Lincoln National Corp.	59,115	3,441,675
Loews Corp.	96,015	4,833,395
Marsh & McLennan Companies Inc.	116,953	3,095,746
MBIA Inc.(b)	28,110	523,689
MetLife Inc.	160,400	9,883,848
MGIC Investment Corp.(b)	17,506	392,660
Principal Financial Group Inc.(b)	57,221	3,939,094
Progressive Corp. (The)(b)	158,808	3,042,761

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2007

Common Stocks, continued
Security	Shares	Value
Insurance, continued
Prudential Financial Inc.	99,166	$9,226,405
Safeco Corp.	22,977	1,279,359
Torchmark Corp.	20,323	1,230,151
Travelers Companies Inc. (The)	142,081	7,643,958
Unum Group(b)	77,470	1,843,011
XL Capital Ltd. Class A(b)	39,167	1,970,492

		125,192,426

Internet (2.21%):
Akamai Technologies Inc.(a)(b)	36,693	1,269,578
Amazon.com Inc.(a)	65,910	6,105,902
eBay Inc.(a)	246,251	8,173,071
Expedia Inc.(a)(b)	43,363	1,371,138
Google Inc. Class A(a)	50,134	34,666,658
IAC/InterActiveCorp(a)	44,505	1,198,075
Symantec Corp.(a)	195,695	3,158,517
VeriSign Inc.(a)(b)	51,320	1,930,145
Yahoo! Inc.(a)	290,756	6,762,985

		64,636,069

Investment Companies (0.05%):
American Capital Strategies Ltd.(b)	40,361	1,330,299

		1,330,299

Iron & Steel (0.30%):
Allegheny Technologies Inc.	22,150	1,913,760
Nucor Corp.	63,349	3,751,528
United States Steel Corp.	25,299	3,058,902

		8,724,190

Leisure Time (0.24%):
Brunswick Corp.(b)	19,367	330,207
Carnival Corp.(b)	94,021	4,182,994
Harley-Davidson Inc.(b)	54,304	2,536,540

		7,049,741

Lodging (0.31%):
Harrah’s Entertainment Inc.	40,325	3,578,844
Marriott International Inc. Class A(b)	70,657	2,415,056
Starwood Hotels & Resorts Worldwide Inc.	44,814	1,973,160
Wyndham Worldwide Corp.	41,474	977,127

		8,944,187

Machinery (0.92%):
Caterpillar Inc.	137,997	10,013,062
Cummins Inc.	22,366	2,848,757
Deere & Co.	96,124	8,951,067
Manitowoc Co. Inc. (The) (b)	26,634	1,300,538
Rockwell Automation Inc.(b)	34,371	2,370,224
Terex Corp.(a)(b)	21,619	1,417,558

		26,901,206

Manufacturing (4.82%):
Cooper Industries Ltd.	39,461	2,086,698
Danaher Corp.(b)	53,434	4,688,299
Dover Corp.(b)	43,928	2,024,642
Eastman Kodak Co.(b)	61,042	1,334,989
Eaton Corp.	31,435	3,047,623
General Electric Co.	2,201,262	81,600,782
Honeywell International Inc.	161,711	9,956,546
Illinois Tool Works Inc.(b)	90,459	4,843,175

Common Stocks, continued
Security	Shares	Value
Manufacturing, continued
Ingersoll-Rand Co. Ltd. Class A	62,306	$2,895,360
ITT Industries Inc.(b)	38,972	2,573,711
Leggett & Platt Inc.(b)	36,984	645,001
Pall Corp.	26,424	1,065,416
Parker Hannifin Corp.	37,495	2,823,749
Textron Inc.	53,784	3,834,799
3M Co.	154,607	13,036,462
Tyco International Ltd.	107,140	4,248,101

		140,705,353

Media (2.57%):
CBS Corp. Class B(b)	149,823	4,082,677
Clear Channel Communications Inc.	107,248	3,702,201
Comcast Corp. Class A(a)(b)	667,548	12,189,426
DIRECTV Group Inc. (The)(a)	161,021	3,722,806
Gannett Co. Inc.(b)	49,985	1,949,415
McGraw-Hill Companies Inc. (The)	74,001	3,241,984
Meredith Corp.(b)	7,889	433,737
New York Times Co. (The) Class A	30,145	528,442
News Corp. Class A	499,874	10,242,418
Scripps (E.W.) Co. Class A	19,280	867,793
Time Warner Inc.	794,411	13,115,726
Viacom Inc. Class B(a)	145,886	6,407,313
Walt Disney Co. (The)	418,180	13,498,850
Washington Post Co. (The) Class B	1,261	997,993

		74,980,781

Metal Fabricate & Hardware (0.14%):
Precision Castparts Corp.	29,706	4,120,222

		4,120,222

Mining (0.77%):
Alcoa Inc.	188,432	6,887,190
Freeport-McMoRan Copper & Gold Inc.	82,389	8,439,929
Newmont Mining Corp.	97,364	4,754,284
Titanium Metals Corp.(b)	18,588	491,653
Vulcan Materials Co.(b)	23,188	1,833,939

		22,406,995

Office & Business Equipment (0.17%):
Pitney Bowes Inc.(b)	47,378	1,802,259
Xerox Corp.	201,119	3,256,117

		5,058,376

Oil & Gas (9.88%):
Anadarko Petroleum Corp.	100,062	6,573,073
Apache Corp.(b)	71,650	7,705,241
Chesapeake Energy Corp.(b)	95,149	3,729,841
Chevron Corp.	460,491	42,977,625
ConocoPhillips	349,449	30,856,347
Devon Energy Corp.	96,272	8,559,544
ENSCO International Inc.	31,845	1,898,599
EOG Resources Inc.	52,868	4,718,469
Exxon Mobil Corp.	1,189,515	111,445,660
Hess Corp.(b)	59,619	6,013,172
Marathon Oil Corp.	154,439	9,399,158
Murphy Oil Corp.(b)	40,567	3,441,704
Nabors Industries Ltd.(a)(b)	63,480	1,738,717
Noble Corp.	57,779	3,265,091
Noble Energy Inc.	36,810	2,927,131

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2007

Common Stocks, continued
Security	Shares	Value
Oil & Gas, continued
Occidental Petroleum Corp.	179,433	$13,814,547
Range Resources Corp.	32,245	1,656,103
Rowan Companies Inc.(b)	23,516	927,941
Sunoco Inc.	26,306	1,905,607
Tesoro Corp.	29,497	1,407,007
Transocean Inc.	68,610	9,821,521
Valero Energy Corp.	119,538	8,371,246
XTO Energy Inc.	104,171	5,350,223

		288,503,567

Oil & Gas Services (1.84%):
Baker Hughes Inc.	68,926	5,589,899
BJ Services Co.(b)	62,496	1,516,153
Halliburton Co.	192,296	7,289,941
National Oilwell Varco Inc.(a)(b)	76,815	5,642,830
Schlumberger Ltd.	258,509	25,429,530
Smith International Inc.(b)	42,951	3,171,931
Weatherford International Ltd.(a)(b)	72,641	4,983,173

		53,623,457

Packaging & Containers (0.11%):
Ball Corp.	21,981	989,145
Bemis Co. Inc.(b)	21,997	602,278
Pactiv Corp.(a)(b)	28,304	753,736
Sealed Air Corp.(b)	34,449	797,150

		3,142,309

Pharmaceuticals (5.55%):
Abbott Laboratories	333,913	18,749,215
Allergan Inc.(b)	66,268	4,257,056
AmerisourceBergen Corp.(b)	39,720	1,782,236
Barr Pharmaceuticals Inc.(a)(b)	22,912	1,216,627
Bristol-Myers Squibb Co.	427,173	11,328,628
Cardinal Health Inc.	79,516	4,592,049
Express Scripts Inc.(a)	56,613	4,132,749
Forest Laboratories Inc.(a)	67,977	2,477,762
Gilead Sciences Inc.(a)	200,039	9,203,794
Hospira Inc.(a)(b)	33,710	1,437,394
King Pharmaceuticals Inc.(a)	50,256	514,621
Lilly (Eli) and Co.	213,100	11,377,409
Medco Health Solutions Inc.(a)	59,063	5,988,988
Merck & Co. Inc.	470,937	27,366,149
Mylan Inc.	64,924	912,831
Pfizer Inc.	1,491,009	33,890,635
Schering-Plough Corp.(b)	349,672	9,315,262
Watson Pharmaceuticals Inc.(a)(b)	21,774	590,946
Wyeth	290,446	12,834,809

		161,969,160

Pipelines (0.44%):
El Paso Corp.(b)	150,610	2,596,516
Questar Corp.	37,072	2,005,595
Spectra Energy Corp.(b)	136,107	3,514,283
Williams Companies Inc. (The)	129,383	4,629,324

		12,745,718

Real Estate (0.03%):
CB Richard Ellis Group Inc. Class A(a)(b)	42,333	912,276

		912,276

Common Stocks, continued
Security	Shares	Value
Real Estate Investment Trusts (0.89%):
Apartment Investment and Management Co. Class A(b)	20,255	$703,456
AvalonBay Communities Inc.(b)	16,999	1,600,286
Boston Properties Inc.	25,588	2,349,234
Developers Diversified Realty Corp.	26,591	1,018,169
Equity Residential(b)	60,936	2,222,336
General Growth Properties Inc.(b)	52,800	2,174,304
Host Hotels & Resorts Inc.(b)	112,159	1,911,189
Kimco Realty Corp.(b)	54,166	1,971,642
ProLogis(b)	55,347	3,507,893
Public Storage(b)	26,736	1,962,690
Simon Property Group Inc.	48,150	4,182,309
Vornado Realty Trust	28,769	2,530,234

		26,133,742

Retail (4.75%):
Abercrombie & Fitch Co. Class A(b)	18,548	1,483,284
AutoNation Inc.(a)	31,676	496,046
AutoZone Inc.(a)	10,616	1,272,965
Bed Bath & Beyond Inc.(a)(b)	59,188	1,739,535
Best Buy Co. Inc.(b)	75,588	3,979,708
Big Lots Inc.(a)(b)	22,973	367,338
Circuit City Stores Inc.(b)	33,076	138,919
Costco Wholesale Corp.	95,248	6,644,500
CVS Caremark Corp.	319,874	12,714,992
Darden Restaurants Inc.	30,715	851,113
Dillard’s Inc. Class A(b)	12,440	233,623
Family Dollar Stores Inc.(b)	31,470	605,168
GameStop Corp. Class A(a)	34,369	2,134,659
Gap Inc. (The)	107,708	2,292,026
Home Depot Inc.	364,627	9,823,051
Kohl’s Corp.(a)(b)	68,348	3,130,338
Limited Brands Inc.(b)	71,508	1,353,646
Lowe’s Companies Inc.	319,337	7,223,403
Macy’s Inc.(b)	95,721	2,476,302
McDonald’s Corp.	257,448	15,166,262
Nordstrom Inc.(b)	44,734	1,643,080
Office Depot Inc.(a)	58,214	809,757
OfficeMax Inc.	15,743	325,250
Penney (J.C.) Co. Inc.(b)	47,611	2,094,408
RadioShack Corp.(b)	29,264	493,391
Sears Holdings Corp.(a)(b)	17,105	1,745,565
Staples Inc.	153,686	3,545,536
Starbucks Corp.(a)(b)	160,544	3,286,336
Target Corp.(b)	182,811	9,140,550
Tiffany & Co.	29,055	1,337,402
TJX Companies Inc. (The)	95,890	2,754,920
Walgreen Co.(b)	214,498	8,168,084
Wal-Mart Stores Inc.	516,650	24,556,374
Wendy’s International Inc.	21,906	566,051
Yum! Brands Inc.	112,056	4,288,383

		138,881,965

Savings & Loans (0.18%):
Hudson City Bancorp Inc.(b)	114,186	1,715,074
Sovereign Bancorp Inc.	77,204	880,126
Washington Mutual Inc.(b)	189,688	2,581,654

		5,176,854

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2007

Common Stocks, continued
Security	Shares	Value
Semiconductors (2.61%):
Advanced Micro Devices Inc.(a)(b)	128,919	$966,893
Altera Corp.(b)	75,064	1,450,236
Analog Devices Inc.	69,883	2,215,291
Applied Materials Inc.	297,214	5,278,521
Broadcom Corp. Class A(a)	100,927	2,638,232
Intel Corp.	1,266,078	33,753,639
KLA-Tencor Corp.(b)	41,534	2,000,277
Linear Technology Corp.(b)	51,039	1,624,571
LSI Corp.(a)(b)	161,572	857,947
MEMC Electronic Materials Inc.(a)(b)	48,462	4,288,402
Microchip Technology Inc.(b)	46,206	1,451,793
Micron Technology Inc.(a)	163,414	1,184,752
National Semiconductor Corp.(b)	56,330	1,275,311
Novellus Systems Inc.(a)(b)	26,062	718,529
NVIDIA Corp.(a)	118,215	4,021,674
QLogic Corp.(a)	32,078	455,508
Teradyne Inc.(a)	40,651	420,331
Texas Instruments Inc.(b)	307,792	10,280,253
Xilinx Inc.(b)	68,012	1,487,422

		76,369,582

Software (3.91%):
Adobe Systems Inc.(a)	126,900	5,422,437
Autodesk Inc.(a)	49,440	2,460,134
Automatic Data Processing Inc.	115,267	5,132,840
BMC Software Inc.(a)	42,883	1,528,350
CA Inc.(b)	85,598	2,135,670
Citrix Systems Inc.(a)	40,743	1,548,641
Compuware Corp.(a)(b)	58,795	522,100
Electronic Arts Inc.(a)(b)	66,996	3,913,236
Fidelity National Information Services Inc.	36,469	1,516,746
Fiserv Inc.(a)(b)	36,273	2,012,789
IMS Health Inc.(b)	41,792	962,888
Intuit Inc.(a)(b)	72,764	2,300,070
Microsoft Corp.	1,745,461	62,138,412
Novell Inc.(a)(b)	74,303	510,462
Oracle Corp.(a)	851,799	19,233,621
Paychex Inc.(b)	73,183	2,650,688
Total System Services Inc.	9,018	252,504

		114,241,588

Telecommunications (5.92%):
American Tower Corp. Class A(a)(b)	88,511	3,770,569
AT&T Inc.	1,318,377	54,791,748
CenturyTel Inc.(b)	23,888	990,396
Ciena Corp.(a)	18,367	626,498
Cisco Systems Inc.(a)	1,316,511	35,637,953
Citizens Communications Co.(b)	73,277	932,816
Corning Inc.	339,512	8,144,893
Embarq Corp.	32,757	1,622,454
JDS Uniphase Corp.(a)	44,228	588,232
Juniper Networks Inc.(a)(b)	113,004	3,751,733
Motorola Inc.	499,579	8,013,247
QUALCOMM Inc.	359,450	14,144,358
Qwest Communications International Inc.(a)(b)	343,321	2,406,680
Sprint Nextel Corp.	614,577	8,069,396
Tellabs Inc.(a)(b)	91,398	597,743

Common Stocks, continued
Security	Shares	Value
Telecommunications, continued
Verizon Communications Inc.	627,272	$27,405,514
Windstream Corp.(b)	101,413	1,320,397

		172,814,627

Textiles (0.03%):
Cintas Corp.	28,424	955,615

		955,615

Toys, Games & Hobbies (0.08%):
Hasbro Inc.	34,008	869,925
Mattel Inc.	81,265	1,547,286

		2,417,211

Transportation (1.63%):
Burlington Northern Santa Fe Corp.	65,487	5,450,483
C.H. Robinson Worldwide Inc.	37,046	2,004,930
CSX Corp.	94,585	4,159,848
Expeditors International Washington Inc.(b)	45,745	2,043,887
FedEx Corp.(b)	66,614	5,939,970
Norfolk Southern Corp.	84,823	4,278,472
Ryder System Inc.(b)	12,849	604,031
Union Pacific Corp.	57,491	7,222,019
United Parcel Service Inc. Class B	226,793	16,038,801

		47,742,441

Total Common Stocks (Cost: $2,328,774,332)		2,798,201,638

Short-Term Investments (16.17%):
Security	Shares or Principal	Value
Money Market Funds (15.95%):
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.84%(c)(d)	113,364,164	113,364,164
BGI Cash Premier Fund LLC
4.90%(c)(d)(e)	352,310,746	352,310,746

		465,674,910

U.S. Treasury Obligations (0.22%):
U.S. Treasury Bill
3.10%, 03/27/08(f)(g)	$6,500,000	6,451,198

		6,451,198

Total Short-Term Investments (Cost: $472,125,226)		472,126,108

Total Investments in Securities (111.97%) (Cost: $2,800,899,558)		3,270,327,746

Short Positions(h) (0.02%):
Common Stocks (0.02%):
Synovus Financial Corp.	(70,296)	(716,316)

		(716,316)

Total Short Positions (Proceeds: $716,129)		(716,316)

Other Assets, Less Liabilities (11.95%)		(348,863,760)

Net Assets (100.00%)		$2,920,747,670

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2007

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(h)	See Note 1.

As of December 31, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (March 2008)	1,660	$122,607,600	$(3,061,393)

			$(3,061,393)

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio	Portfolio Allocation December 31, 2007 (Unaudited)

Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$581,957,475	19.94%
Financial	491,462,774	16.83
Energy	361,196,199	12.38
Industrial	335,990,466	11.49
Technology	330,412,599	11.30
Communications	316,644,764	10.84
Consumer Cyclical	200,229,895	6.84
Utilities	98,676,197	3.38
Basic Materials	79,967,603	2.74
Diversified	1,663,666	0.06
Futures Contracts	(3,061,393)	(0.10)
Short-Term and Other Net Assets	125,607,425	4.30

TOTAL	$2,920,747,670	100.00%

This table is not part of the financial statements.

S&P 500 Index Master Portfolio

Statement of Assets and Liabilities
December 31, 2007
Assets:
Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers (Cost: $2,335,224,648)	$2,804,652,836
Affiliated issuers (Cost: $465,674,910) (Note 2)	465,674,910

Total value of investments (Total cost: $2,800,899,558)	3,270,327,746
Receivables:
Investment securities sold	1,393,471
Dividends and interest	4,609,098

Total Assets	3,276,330,315

Liabilities:
Payables:
Investment securities purchased	1,720,555
Due to broker — variation margin	679,737
Collateral for securities on loan (Note 4)	352,310,746
Short positions, at value (Proceeds: $716,129) (Note 1)	716,316
Investment advisory fees (Note 2)	117,291
Accrued expenses:
Professional fees (Note 2)	38,000

Total Liabilities	355,582,645

Net Assets	$2,920,747,670

(a)	Securities on loan with market value of $342,582,053. See Note 4.

Statement of Operations
For the Year Ended December 31, 2007
Net Investment Income:
Dividends from unaffiliated issuers	$53,595,852
Interest from unaffiliated issuers	141,708
Interest from affiliated issuers (Note 2)	3,338,357
Securities lending income from unaffiliated issuers	97,866
Securities lending income from affiliated issuers (Note 2)	443,686

Total investment income	57,617,469

Expenses (Note 2):
Investment advisory fees	1,421,389
Professional fees	41,484
Independent trustees’ fees	18,681

Total expenses	1,481,554
Less expense reductions (Note 2)	(60,165)

Net expenses	1,421,389

Net investment income	56,196,080

Realized and Unrealized Gain (loss):
Net realized gain from sale of investments in unaffiliated issuers	11,211,068
Net realized gain from in-kind redemptions	53,915,076
Net realized gain on futures contracts	1,018,738
Net change in unrealized appreciation (depreciation) of investments	52,882,229
Net change in unrealized appreciation (depreciation) of futures contracts	(3,023,615)
Net change in unrealized appreciation (depreciation) of short positions (Note 1)	(187)

Net realized and unrealized gain	116,003,309

Net Increase in Net Assets Resulting From Operations	$172,199,389

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Statements of Changes in Net Assets
	For the Year Ended December 31, 2007		For the Year Ended December 31, 2006
Increase (decrease) In Net Assets
Operations:
Net investment income	$56,196,080		$48,133,776
Net realized gain (loss)	66,144,882		(46,155,589)
Net change in unrealized appreciation (depreciation)	49,858,427		364,703,698

Net increase in net assets resulting from operations	172,199,389		366,681,885

Interestholder transactions:
Contributions	979,975,026	(a)	725,880,991
Withdrawals	(958,876,075)		(773,639,196)

Net increase (decrease) in net assets resulting from interestholder transactions	21,098,951		(47,758,205)

Increase in net assets	193,298,340		318,923,680
Net Assets:
Beginning of year	2,727,449,330		2,408,525,650

End of year	$2,920,747,670		$2,727,449,330

(a)	Includes a contribution of securities with unrealized appreciation of $19,641,824.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Notes to the Financial Statements

December 31, 2007

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1.	Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2007

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2007, the cost of investments for federal income tax purposes for the Master Portfolio was $2,847,540,357. Net unrealized appreciation aggregated $422,787,389, of which $755,379,972 represented gross unrealized appreciation on securities and $332,592,583 represented gross unrealized depreciation on securities.

The Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolio’s financial statements.

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2007

As of December 31, 2007, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $6,500,000 for initial margin requirements on outstanding futures contracts.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

Short Positions

As of December 31, 2007, in order to track the performance of its benchmark index, the Master Portfolio sold non-index securities that the Master Portfolio received in corporate actions occurring on the opening of market trading on the following business day. Short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Master Portfolio’s Statement of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Master Portfolio’s Statement of Operations. Details of the short positions resulting from the non-index securities sold by the Master Portfolio are included in the Schedule of Investments.

2.	Agreements and other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGFA credited investment advisory fees for the Master Portfolio in the amount of $60,165.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2007, BGI earned $541,552 in securities lending agent fees for its services to the Master Portfolio.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2007

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the year ended December 31, 2007, if any, were executed by the Master Portfolio pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Master Portfolio from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

The Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 4 for additional information regarding the Premier Fund.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	Investment Portfolio Transactions

Purchases and sales of investment securities (excluding short-term investments) for the Master Portfolio were $224,619,844 and $181,740,045, respectively, for the year ended December 31, 2007.

For the year ended December 31, 2007, the Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $129,169,877. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains or losses from in-kind redemptions for the year ended December 31, 2007 are disclosed in the Master Portfolio’s Statement of Operations.

4.	Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master

Continued

Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended December 31, 2007, the Master Portfolio received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of December 31, 2007 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolio’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	Recently Issued Accounting Pronouncement

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Master Portfolio’s financial statements.

6.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Ratio of expenses to average net assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.05%	0.05%	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.98%	1.93%	1.84%	1.91%	1.74%
Portfolio turnover rate(a)	7%	14%	10%	14%	8%
Total return	5.54%	15.75%	4.87%	10.82%	28.52%

(a)	Portfolio turnover rates include in-kind transactions, if any.

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

December 31, 2007

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

S&P 500 Index Master Portfolio

Trustee and Officer Information (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), Barclays Foundry Investment Trust (“BFIT”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of MIP, also serves as a Trustee for BGIF and iShares Trust and as a Director of iShares, Inc., and oversees 175 portfolios within the fund complex. Each other Trustee of MIP also serves as a Trustee of BGIF and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

MIP’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Master Portfolio’s Trustees and Officers may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee (since 2001) and Chairperson of the Board (since 2007).	Chief Executive Officer (since 2003) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of BGIF; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 1960	Trustee and President (since 2007).	Head (since 2006) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BFIT and BGIF; Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolio and BGI, the parent company of BGFA and the administrator of the Master Portfolio. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

S&P 500 Index Master Portfolio

Trustee and Officer Information (Unaudited), Continued

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 1944	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation.	Trustee (since 2001) of BGIF; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 1945	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of BGIF.

Hayne E. Leland, 1941	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of BGIF.

Jeffrey M. Lyons, 1955	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of BGIF.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of BGIF; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong, 1946	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company).	Trustee (since 2000) of BGIF; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

S&P 500 Index Master Portfolio

Trustee and Officer Information (Unaudited), Continued

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director (since 2007) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Eilleen M. Clavere, 1952	Secretary (since 2007).	Head (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Stephen Monroe, 1960	Executive Vice President (since 2007).	Global Head (since 2006) of Cash Management of BGI; Managing Director (1997-2006) of National Sales Manager, JP Morgan Securities, Inc.	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 1970	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI; U.S. Liquidity Manager (2000-2002) of BGI.	None.

Alan Mason, 1960	Vice President (since 2007).	Head (since 2006) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

AR-EIF-1207    03/08

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no material amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Drew Kagan is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500.00 in 2006 and $15,000.00 in 2007.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $4,650.00 in 2006 and $0 in 2007.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500.00 in 2006 and $3,750.00 in 2007.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2006 and $0 in 2007.

(e)(1)	Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the registrant’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2)	None of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $704,484.00 in 2006 and $3,750.00 in 2007.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2, included as Exhibit (a)(1) of the registrant’s Form N-CSR filed on December 6, 2007 (Accession No. 0001193125-07-260520), is hereby incorporated by reference.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BB&T Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President (principal executive officer)

Date	March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President (principal executive officer)

Date	March 6, 2008

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer (principal financial officer)

Date	February 28, 2008

*	Print the name and title of each signing officer under his or her signature.